EQUITY PLANS	12 Months Ended
Dec. 29, 2017
EQUITY PLANS
EQUITY PLANS

9. EQUITY PLANS

As of December 29, 2017, the Company had two share‑based compensation plans, which are described below. The Company may no longer grant awards under the 2006 Stock Incentive Plan. The compensation expense that has been recognized for stock options and restricted stock awards issued under these plans was $2,426,000,  $1,239,000 and $777,000 for fiscal years 2017,  2016 and 2015, respectively.

2006 STOCK INCENTIVE PLAN

In June 2006, the Company’s board of directors adopted the 2006 Stock Incentive Plan (“2006 Plan”) and it received stockholder approval. The Company re‑submitted the 2006 Plan to its stockholders for post‑IPO approval at the 2007 annual meeting of the stockholders and it was approved. The 2006 Plan terminated in June 2016 and no additional awards were granted under the 2006 Plan after the Company’s shareholders approved the 2008 Plan (as defined below) in June 2008. The 2006 Plan had 300,000 shares of common stock reserved for issuance to the Company’s directors, executives, officers, employees, consultants and advisors. Approximately 70,333 shares that were available for award grant purposes under the 2006 Plan have become available for grant under the 2008 Plan following shareholder approval of the 2008 Plan. Options granted under the 2006 Plan could be “non‑statutory stock options” which expire no more than 10 years from the date of grant or “incentive stock options” as defined in Section 422 of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Upon exercise of non‑statutory stock options, the Company is generally entitled to a tax deduction on the exercise of the option for an amount equal to the excess over the exercise price of the fair market value of the shares at the date of exercise. The Company is generally not entitled to any tax deduction on the exercise of an incentive stock option.  As of December 29, 2017, outstanding options granted, net of forfeitures and expirations, under the 2006 Plan consisted of 20,000 shares of incentive stock options.

AMENDED AND RESTATED 2008 PERFORMANCE INCENTIVE PLAN

In March 2008, the Company’s board of directors adopted the 2008 Performance Incentive Plan (“2008 Plan”), and it received stockholder approval at the 2008 annual meeting of the stockholders in June 2008. The 2008 Plan will currently terminate on April 17, 2027. The 2008 Plan initially had 450,000 shares of common stock reserved for issuance (not counting any shares originally available under the 2006 Plan that “poured over.”) At the 2010, 2012, 2016 and 2017 annual meetings of the stockholders, the stockholders approved 350,000,  500,000, 500,000 and 875,000 share increases, respectively, to the 2008 Plan. The maximum number of shares of the Company’s common stock that may be issued or transferred pursuant to awards under the 2008 Plan can also be increased by any shares subject to stock options granted under the 2006 Plan and outstanding as of June 9, 2008 which expire, or for any reason are cancelled or terminated, after June 9, 2008 without being exercised. The 2008 Plan currently has 897,000 shares of common stock reserved for issuance.  Awards authorized by the 2008 Plan include stock options, stock appreciation rights, restricted stock, stock bonuses, stock units, performance stock, and other share‑based awards. No participant may be granted an option to purchase more than 300,000 shares in any fiscal year. Options generally may not be granted with exercise prices less than fair market value at the date of grant, with vesting provisions and contractual terms determined by the compensation committee of the board of directors on a grant-by-grant basis, subject to the minimum vesting provisions contained in the 2008 Plan. Options granted under the 2008 Plan may be “nonqualified stock options” or “incentive stock options” as defined in Section 422 of the Internal Revenue Code. The maximum term of each option shall be 10 years. Upon exercise of nonqualified stock options, the Company is generally entitled to a tax deduction on the exercise of the option for an amount equal to the excess over the exercise price of the fair market value of the shares at the date of exercise. The Company is generally not entitled to any tax deduction on the exercise of an incentive stock option. For awards other than stock options, the Company is generally entitled to a tax deduction at the time the award holder recognizes income with respect to the award equal to the amount of compensation income recognized by the award holder. Options and other awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan) and the outstanding awards are not substituted or assumed in connection with the transaction. Through December 29, 2017, outstanding awards granted, net of forfeitures and exercises, under the 2008 Plan consisted of 531,000 shares, 639,000 shares and 88,000 shares for incentive stock options, non-statutory stock options and restricted stock grants, respectively.

The fair value of each option is calculated using the Black‑Scholes option valuation model that uses the assumptions noted in the following table. Expected volatility is based upon historical volatility of “guideline companies” since the length of time the Company’s shares have been publicly traded is equal to the contractual term of the options. The expected term of the option, taking into account both the contractual term of the option and the effects of employees’ expected exercise and expected post‑vesting termination behavior is estimated based upon the simplified method. Under this approach, the expected term is presumed to be the mid‑point between the vesting date and the end of the contractual term. The risk‑free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions are as follows:

	2017			2016			2015
Expected volatility	38%	-	41%	39%	-	41%	38%	-	42%
Expected dividends			0%			0%			0%
Expected term (in years)			6			6			6
Risk-free rate	1.86%	-	2.08%	1.2%	-	1.84%	1.33%	-	1.75%

The Company’s restricted stock awards are valued on the closing price of the Company’s common stock on the date of grant and typically vest over a three-year period.

Summary of Stock Option Activity

A summary of option activity under the 2006 Plan and 2008 Plan as of December 29, 2017 and changes during the fiscal years ended December 29, 2017, December 30, 2016 and January 1, 2016 is presented below. The intrinsic value of the fully‑vested options is $9,961,000 based on the Company’s closing stock price of $23.94 on December 29, 2017.

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Options	Price	Term (Years)
Outstanding at December 30, 2016	1,311,000	$10.15	6.69
Granted	199,000	30.28	—
Exercised	(271,000)	7.02	—
Forfeited or expired	(32,000)	15.65	—
Outstanding at December 29, 2017	1,207,000	$14.04	7.02
Vested at December 29, 2017	660,000	$8.84	5.58
Exercisable at December 29, 2017	660,000	$8.84	5.58

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Options	Price	Term (Years)
Outstanding at January 1, 2016	964,000	$7.22	6.04
Granted	440,000	15.28	—
Exercised	(75,000)	4.41	—
Forfeited or expired	(18,000)	9.81	—
Outstanding at December 30, 2016	1,311,000	$10.15	6.69
Vested at December 30, 2016	658,000	$6.21	4.21
Exercisable at December 30, 2016	658,000	$6.21	4.21

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Options	Price	Term (Years)
Outstanding at January 2, 2015	926,000	$5.84	6.44
Granted	165,000	12.33	—
Exercised	(103,000)	3.72	—
Forfeited or expired	(24,000)	3.94	—
Outstanding at January 1, 2016	964,000	$7.22	6.04
Vested at January 1, 2016	624,000	$5.24	4.53
Exercisable at January 1, 2016	624,000	$5.24	4.53

A summary of the status of the Company’s nonvested options and changes in nonvested options during the fiscal years ended December 29, 2017, December 30, 2016 and January 1, 2016, is presented below:

		Weighted-
		Average
		Grant-Date
	Options	Fair Value
Nonvested at December 30, 2016	653,000	$4.75
Granted	199,000	12.23
Vested	(273,000)	6.68
Forfeited	(32,000)	15.65
Nonvested at December 29, 2017	547,000	6.43

		Weighted-
		Average
		Grant-Date
	Options	Fair Value
Nonvested at January 1, 2016	340,000	$3.77
Granted	440,000	6.15
Vested	(109,000)	7.82
Forfeited	(18,000)	9.81
Nonvested at December 30, 2016	653,000	4.75

		Weighted-
		Average
		Grant-Date
	Options	Fair Value
Nonvested at January 2, 2015	331,000	$3.37
Granted	165,000	4.92
Vested	(132,000)	3.67
Forfeited	(24,000)	3.94
Nonvested at January 1, 2016	340,000	3.77

Summary of Restricted Stock Activity

A summary of restricted stock activity under the 2008 Plan as of December 29, 2017 and changes during the fiscal years ended December 29, 2017 and December 30, 2016, is presented below.  The intrinsic value of the fully-vested restricted stock is $1,301,000 and $207,000, based on the Company’s average grant date price of $31.53 and $10.89 for fiscal years ended December 29, 2017 and December 30, 2016, respectively.

		Weighted-
		Average
	Restricted Stock	Grant Date Fair Value
Outstanding at December 30, 2016	99,000	$11.37
Awarded	28,000	31.53
Vested	(40,000)	33.02
Forfeited	—	—
Outstanding at December 29, 2017	87,000	$17.67

Outstanding at January 1, 2016	38,000	$11.66
Awarded	82,000	10.89
Vested	(21,000)	9.89
Forfeited	—	—
Outstanding at December 30, 2016	99,000	$11.37

Outstanding at January 2, 2015	38,000	$5.74
Awarded	25,000	13.91
Vested	(25,000)	5.05
Forfeited	—	—
Outstanding at January 1, 2016	38,000	$11.66

The total unrecognized compensation expense related to nonvested stock options was $3,514,000,  $3,101,000 and $1,280,000 for the fiscal years ended December 29, 2017, December 30, 2016 and January 1, 2016, respectively. The total unrecognized compensation expense related to restricted stock grants was $1,162,000,  $874,000 and $322,000 for the fiscal years ended December 29, 2017, December 30, 2016 and January 1, 2016, respectively.  That expense is expected to be recognized over a weighted-average period of 2.14 years. There were no options granted that were immediately vested during the fiscal years ended December 29, 2017, December 30, 2016 and January 1, 2016.

AMENDED AND RESTATED 2006 EMPLOYEE STOCK PURCHASE PLAN

The Company adopted its Amended and Restated 2006 Employee Stock Purchase Plan (“ESPP”) to allow eligible employees the right to purchase shares of common stock, at semi‑annual intervals, with their accumulated payroll deductions. The plan received stockholder approval in June 2006. The Company re‑submitted the plan to its stockholders for post‑IPO approval at the 2007 annual stockholders’ meeting where approval was obtained. The ESPP initially had 300,000 shares of common stock reserved for issuance.  At the 2017 annual meeting of the stockholders, the stockholders approved an 825,000 share increase to the ESPP.  A total of 1,125,000 shares of the Company’s common stock have been reserved for issuance under the plan.

The plan has semi‑annual periods beginning on each January 1 and ending on each June 30 and beginning on each July 1 and ending on each December 31. The first offering period commenced on February 10, 2007 and ended on June 30, 2007. Participants make contributions under the plan only by means of payroll deductions each payroll period. The accumulated contributions are applied to the purchase of shares. Shares are purchased under the plan on or as soon as practicable after, the last day of the offering period. The purchase price per share equals 85% of the fair market value of a share on the lesser price of the share on the first day or last day of the offering period.

The Company’s Amended and Restated 2006 Employee Stock Purchase Plan is a compensatory plan. As of December 29, 2017, there were 805,093 shares available for issuance under the plan.